Federated Hermes Opportunistic High Yield Bond Fund
(formerly, Federated High Yield Trust)
Portfolio of Investments
November 30, 2020 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—85.9%
	Aerospace/Defense—1.4%
$ 2,350,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$2,493,949
1,375,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	1,429,484
1,500,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	1,536,562
1,425,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	1,449,047
675,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	719,297
975,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,007,663
600,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	643,014
	TOTAL	9,279,016
	Automotive—4.9%
2,525,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,547,094
150,000	Adient US LLC, 144A, 9.000%, 4/15/2025	167,063
1,125,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	1,177,031
1,550,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	1,633,119
525,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	548,953
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	201,538
775,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	778,643
2,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	2,062,197
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	1,014,000
900,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	911,250
825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	859,031
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,293,750
1,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	1,207,987
1,225,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	1,270,313
2,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	2,808,650
1,875,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	2,026,781
1,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	1,197,622
825,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	870,734
700,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	751,492
1,950,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	2,074,312
5,050,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	5,443,395
1,600,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	1,648,000
	TOTAL	32,492,955
	Building Materials—2.3%
975,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	1,013,210
2,375,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	2,477,422
3,025,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	3,106,297
550,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	581,281
275,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	285,141
175,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	181,344
2,000,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	2,108,800
1,475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	1,482,375
350,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	370,662
2,425,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,547,766

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 1,150,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	$1,225,681
		TOTAL	15,379,979
		Cable Satellite—7.5%
1,325,000		CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	1,375,165
600,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	625,743
1,150,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	1,194,448
2,550,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	2,691,856
2,125,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	2,253,031
1,900,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,999,275
2,150,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	2,264,917
725,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	792,889
600,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	627,150
1,475,000		CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsecd. Note, 144A, 4.500%, 5/1/2032	1,560,771
1,600,000		CSC Holdings LLC, 144A, 5.500%, 5/15/2026	1,666,000
500,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	486,875
1,825,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	1,870,780
4,000,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	4,226,000
800,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	864,196
2,350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	2,623,187
1,550,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,650,750
1,675,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	1,907,800
1,125,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	1,159,875
575,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	406,813
475,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	338,010
1,400,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	945,000
400,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/1/2022	406,500
1,625,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	1,704,625
2,450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	2,554,125
450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	493,594
3,400,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,649,900
1,050,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,100,138
1,525,000		Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	1,598,208
525,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	550,856
500,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	514,500
2,091,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	2,191,462
1,550,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	1,634,281
		TOTAL	49,928,720
		Chemicals—2.5%
755,417		Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	763,836
1,925,000		Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	1,968,312
300,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	316,875
425,000		Axalta Coating Systems LLC, Sr. Unsecd. Note, 3.375%, 2/15/2029	429,494
2,450,000		Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	2,532,430
450,000		Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	496,616
975,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	995,841
375,000		H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	386,016
1,700,000		Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	1,826,437
225,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	250,594
3,250,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	3,357,656
350,000		PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	360,719

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 2,425,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	$2,602,328
625,000	WR Grace & Co-Conn, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2027	655,469
	TOTAL	16,942,623
	Construction Machinery—0.7%
1,425,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	1,425,000
925,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	978,188
775,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	828,281
550,000	United Rentals North America, Inc., Term Loan - 2nd Lien, 3.875%, 11/15/2027	577,049
725,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	758,984
100,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	105,862
	TOTAL	4,673,364
	Consumer Cyclical Services—1.8%
350,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	376,688
5,300,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	5,887,028
900,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	904,500
550,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	579,906
3,528,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	3,939,682
275,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	294,408
	TOTAL	11,982,212
	Consumer Products—0.6%
750,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	766,462
1,025,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,073,636
650,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	688,919
1,600,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	1,641,648
	TOTAL	4,170,665
	Diversified Manufacturing—1.2%
3,475,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	3,645,866
500,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	545,038
1,050,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	1,181,087
1,200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,205,898
1,450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,488,062
	TOTAL	8,065,951
	Finance Companies—1.6%
275,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	274,005
2,625,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	2,761,500
550,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	590,906
300,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	323,445
650,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	689,276
825,000	Quicken Loans Llc / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	821,506
1,250,000	Quicken Loans Llc / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,268,750
900,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	955,688
2,550,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	2,684,436
	TOTAL	10,369,512
	Food & Beverage—2.0%
1,600,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,682,400
1,300,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	1,386,125
250,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	255,875
275,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 144A, 4.250%, 3/1/2031	305,736
3,075,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	3,630,197
775,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	810,069

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$ 1,750,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	$1,818,661
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	1,065,625
2,125,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	2,241,875
	TOTAL	13,196,563
	Gaming—3.2%
175,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	194,633
750,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	763,695
850,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	884,119
200,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	209,520
200,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	212,000
1,150,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	1,227,907
1,550,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	1,706,937
1,525,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	1,527,005
175,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	177,078
950,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	1,020,656
772,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	792,748
1,150,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	1,199,594
458,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	491,134
1,181,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	1,279,171
2,075,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	2,059,437
2,750,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	2,913,281
2,050,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	2,069,219
625,000	Twin River Worldwide Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 6/1/2027	654,297
100,000	VICI Properties LP/ VICI Note Co., Inc., 144A, 3.500%, 2/15/2025	102,188
150,000	VICI Properties LP/ VICI Note Co., Inc., 144A, 3.750%, 2/15/2027	153,258
825,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	857,237
650,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	693,784
	TOTAL	21,188,898
	Health Care—6.9%
125,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	132,031
125,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	133,203
3,625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	3,728,838
1,750,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	1,844,063
725,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	762,609
2,375,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	2,428,437
550,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	560,890
850,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	893,775
2,775,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	2,861,719
2,450,000	HCA, Inc., 5.875%, 2/15/2026	2,823,625
850,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	880,206
2,275,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,550,309
1,475,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	1,732,203
575,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	688,301
1,225,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,283,953
975,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	1,028,103
450,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	481,500
600,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	604,500
225,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	225,000
2,575,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	2,834,959
1,425,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	1,528,284

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 2,475,000		MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	$2,428,594
2,300,000		Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	1,783,880
75,000		Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	77,578
525,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	541,401
1,050,000		Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,097,250
75,000		Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	82,200
2,325,000		Tenet Healthcare Corp., 5.125%, 5/1/2025	2,351,040
975,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	993,038
1,550,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,668,575
1,500,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	1,551,893
400,000		Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	427,924
2,925,000		West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	3,007,266
		TOTAL	46,017,147
		Health Insurance—1.5%
2,550,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	2,683,875
700,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	741,125
400,000		Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	421,560
525,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	541,790
625,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	644,987
1,225,000		Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	1,285,864
1,425,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	1,520,019
1,725,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,893,524
275,000		Molina Healthcare, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2030	292,113
		TOTAL	10,024,857
		Independent Energy—5.2%
250,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	237,875
975,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	873,844
225,000		Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	234,214
550,000		Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	575,300
1,150,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	1,082,725
106,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	112,360
850,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	693,974
500,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	216,250
550,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	194,458
1,625,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 6.250%, 4/15/2023	778,984
175,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	69,781
1,150,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	635,841
1,819,000	[1,2]	Chesapeake Energy Corp., 144A, 11.500%, 1/1/2025	275,579
1,275,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	78,094
1,075,000		Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	1,155,625
775,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	772,838
2,225,000		Crownrock LP/ Crownrock F, 144A, 5.625%, 10/15/2025	2,268,666
1,275,000		Double Eagle Iii Midco, Sr. Unsecd. Note, 144A, 7.750%, 12/15/2025	1,313,250
775,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	825,375
400,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	426,976
275,000		EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	290,813
775,000		EQT Corp., Sr. Unsecd. Note, 7.875%, 2/1/2025	888,456
800,000		EQT Corp., Sr. Unsecd. Note, 8.750%, 2/1/2030	1,011,000
1,025,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	630,375
475,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	287,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 875,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	$910,144
1,100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	1,027,400
675,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	595,738
375,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	336,328
900,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	842,625
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	393,293
700,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	580,562
800,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	651,500
975,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	985,725
1,100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	1,076,680
1,100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	1,150,534
625,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	686,516
2,025,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	2,289,516
300,000		Parsley Energy LLC / Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2025	312,000
300,000		Parsley Energy LLC / Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	323,550
400,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	407,634
1,100,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	1,096,562
700,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	599,550
1,000,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	717,000
250,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 9.250%, 2/1/2026	259,625
1,492,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,388,194
113,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	110,669
875,000		SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	588,437
150,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	84,750
1,200,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	676,272
800,000	[1,2]	Ultra Resources, Inc., 0.000%, 4/15/2025	0
250,000		WPX Energy, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2030	259,375
225,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	237,755
325,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.875%, 6/15/2028	350,600
		TOTAL	34,868,562
		Industrial - Other—0.6%
275,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	284,453
1,325,000		KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	1,367,665
875,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	938,984
1,325,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	1,393,735
		TOTAL	3,984,837
		Insurance - P&C—4.2%
3,150,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	3,383,698
3,325,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	3,602,837
950,000		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	976,125
2,725,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,822,051
825,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	894,094
7,425,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	7,757,306
125,000		NFP Corp., Sec. Fac. Bond, 144A, 7.000%, 5/15/2025	134,297
4,375,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	4,588,281
3,650,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	3,752,620
		TOTAL	27,911,309
		Leisure—0.4%
1,800,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	1,824,750

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Leisure—continued
$ 600,000	Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	$583,389
	TOTAL	2,408,139
	Lodging—0.5%
200,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	215,625
1,875,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	1,943,887
525,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	566,997
425,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	435,466
	TOTAL	3,161,975
	Media Entertainment—5.9%
2,575,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	2,623,281
1,475,000	CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	1,420,609
384,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	375,059
1,350,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	1,048,781
1,775,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	1,020,093
1,425,000	Entercom Media Corp., 144A, 6.500%, 5/1/2027	1,385,542
900,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	914,625
2,100,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,198,437
375,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	379,616
325,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	333,674
146,192	iHeartCommunications, Inc., 6.375%, 5/1/2026	155,055
3,339,973	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	3,554,783
425,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	449,778
2,050,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	2,125,276
550,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	578,531
800,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	848,848
850,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	876,286
2,025,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	2,162,325
502,000	Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	502,502
900,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	927,563
600,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	640,695
1,225,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	1,348,266
800,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	807,000
1,325,000	Sinclair Television Group, 144A, 5.625%, 8/1/2024	1,352,527
1,175,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	1,156,641
450,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	451,323
1,575,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	1,604,232
1,050,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	1,071,263
200,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2026	212,500
2,200,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	2,316,182
3,950,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	4,273,406
	TOTAL	39,114,699
	Metals & Mining—1.1%
1,775,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	1,785,907
625,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	669,016
1,400,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	1,556,485
450,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	478,584
800,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	893,648
825,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	1,023,516
1,200,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	1,247,250
	TOTAL	7,654,406

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—7.2%
$ 1,275,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	$1,444,454
1,650,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	1,858,007
2,100,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,895,040
1,675,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,529,484
575,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	578,094
1,800,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	1,702,584
675,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	676,687
650,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	651,219
2,775,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	2,850,619
250,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	261,363
550,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	573,931
750,000	Cheniere Energy, Inc., Sr. Secd. Note, 144A, 4.625%, 10/15/2028	778,125
2,800,000	CNX Midstream Partners LP / CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	2,849,000
1,075,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	1,186,709
675,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	719,719
1,200,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	1,278,804
1,200,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	1,189,878
1,100,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,129,216
800,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	789,180
2,750,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	2,825,116
175,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.750%, 10/1/2025	184,450
275,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	289,909
175,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.375%, 10/1/2030	190,203
650,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	687,375
1,875,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	1,922,531
925,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	944,559
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	936,562
2,175,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	1,783,500
1,175,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	744,533
500,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.875%, 2/1/2031	532,625
1,800,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,954,008
1,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	1,253,250
1,500,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	1,570,972
1,575,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	1,660,641
250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	271,250
775,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	793,259
475,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	484,203
825,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	837,375
175,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	179,442
2,700,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	2,430,000
550,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	515,281
225,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	202,500
700,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 5.050%, 2/1/2030	748,566
	TOTAL	47,884,223
	Oil Field Services—1.5%
550,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	568,469
2,375,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,473,444
600,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	337,125
275,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	149,359
400,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	265,424

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Oil Field Services—continued
$ 300,000		Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	$195,938
975,000		Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	787,044
900,000	[3]	Sesi LLC, 7.125%, 12/15/2021	270,000
2,350,000	[3]	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	663,170
1,850,000		Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	654,437
2,025,000		USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	2,138,015
1,575,000		USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	1,632,606
		TOTAL	10,135,031
		Packaging—5.0%
3,675,000		ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	3,877,125
900,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	939,465
1,100,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,148,235
1,275,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	1,322,430
875,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	871,719
925,000		Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	983,002
975,000		Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	1,040,203
535,000		Berry Plastics Corp., 5.125%, 7/15/2023	542,356
925,000		Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	937,913
3,850,000		Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	3,869,057
700,000		Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	729,180
4,700,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	4,827,746
2,100,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	2,215,500
1,025,000		Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	1,095,361
725,000		Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	803,391
325,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	352,422
2,300,000		Reynolds Group Issuer, Inc. / LLC / LU, Sec. Fac. Bond, 144A, 4.000%, 10/15/2027	2,341,860
2,250,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	2,258,201
1,050,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	1,120,875
475,000		Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	498,453
1,550,000		Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	1,680,626
		TOTAL	33,455,120
		Paper—0.5%
2,575,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	2,749,778
500,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	512,963
		TOTAL	3,262,741
		Pharmaceuticals—3.1%
875,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	902,213
700,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	753,813
275,000		Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	283,869
175,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	175,166
400,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	403,480
400,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	404,716
154,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	154,154
5,275,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	5,432,670
600,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	636,864
1,100,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,217,298
2,475,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	2,726,002
600,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	660,720
125,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	138,938
1,821,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A, 6.000%, 6/30/2028	1,440,411

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$ 885,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., Term Loan - 2nd Lien, 144A, 9.500%, 7/31/2027	$975,518
875,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	915,801
725,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	775,322
3,050,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	960,750
3,475,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	1,094,625
425,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	428,984
		TOTAL	20,481,314
		Restaurant—1.3%
575,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	594,659
275,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 3.500%, 2/15/2029	275,344
5,950,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 2nd Lien, 144A, 4.000%, 10/15/2030	5,942,562
650,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	703,658
1,325,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	1,373,780
		TOTAL	8,890,003
		Retailers—0.4%
275,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	283,938
1,250,000		Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	1,289,612
925,011	[4]	Party City Holdings, Inc., 144A, 5.750% (6-month USLIBOR 0.750% Floor +5.000%), 7/15/2025	795,509
275,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	292,016
200,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	211,125
		TOTAL	2,872,200
		Supermarkets—0.6%
1,000,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	999,000
450,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	486,760
375,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	421,641
2,220,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	2,297,744
		TOTAL	4,205,145
		Technology—5.7%
1,125,000		AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	1,246,877
325,000		Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	348,611
675,000		Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	684,706
150,000		BY Crown Parent LLC / BY Bond Finance, Inc., 144A, 4.250%, 1/31/2026	154,313
575,000		Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	594,550
800,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	803,080
2,675,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	2,777,666
175,000		Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	192,391
3,775,000		Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	4,119,469
300,000		Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	312,471
400,000		Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	420,500
3,350,000		JDA Escrow LLC / JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	3,424,018
1,075,000		Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	1,116,656
925,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	959,109
500,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	529,062
825,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	869,859
25,000		NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	27,875
450,000		ON Semiconductor Corp., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	464,063
500,000		PTC, Inc., Sr. Unsub., 144A, 3.625%, 2/15/2025	511,713
425,000		Qorvo, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/1/2031	433,054
900,000		Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	972,702
625,000		Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	654,819

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 250,000		Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	$264,180
875,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	937,891
325,000		Sensata Technologies, Inc., 144A, 3.750%, 2/15/2031	330,281
2,600,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,784,964
300,000		Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	321,938
2,235,000		Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	2,513,962
5,350,000		Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	5,490,437
1,375,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	1,423,778
2,000,000		Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	2,021,880
		TOTAL	37,706,875
		Transportation Services—0.3%
800,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	794,000
925,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	982,234
		TOTAL	1,776,234
		Utility - Electric—2.3%
700,000		Calpine Corp., 144A, 4.500%, 2/15/2028	723,800
700,000		Calpine Corp., 144A, 5.250%, 6/1/2026	726,285
450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	465,300
450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	474,862
3,075,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	3,291,142
125,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	127,969
125,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	129,922
1,350,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,422,846
525,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	557,781
475,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	519,282
425,000		Pattern Energy Operations LP / Pattern Energy Operations, Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	455,547
1,650,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,793,896
1,725,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,930,922
700,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	741,020
375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	392,850
1,375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,454,420
		TOTAL	15,207,844
		Wireless Communications—2.0%
3,300,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	3,468,465
1,450,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,885,834
2,225,000		Sprint Corp., 7.125%, 6/15/2024	2,592,147
1,250,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	1,499,219
125,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	128,610
1,250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	1,343,825
925,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 4/15/2024	942,473
1,325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	1,378,596
		TOTAL	13,239,169
		TOTAL CORPORATE BONDS (IDENTIFIED COST $565,508,916)	571,932,288
		COMMON STOCKS—9.5%
		Automotive—0.7%
174,398	[2]	American Axle & Manufacturing Holdings, Inc.	1,388,208
152,760	[2]	Goodyear Tire & Rubber Co.	1,591,759
12,020		Lear Corp.	1,718,259
		TOTAL	4,698,226

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Cable Satellite—0.3%
61,020	[2]	Altice USA, Inc.	$2,069,799
		Chemicals—0.7%
30,165		Compass Minerals International, Inc.	1,884,106
43,213	[2]	Hexion Holdings Corp.	534,329
74,990	[2]	Koppers Holdings, Inc.	2,029,979
		TOTAL	4,448,414
		Gaming—1.2%
57,830	[2]	Boyd Gaming Corp.	2,225,877
37,250		Gaming and Leisure Properties, Inc.	1,547,365
40,920		MGM Resorts International	1,155,990
124,480	[2]	Red Rock Resorts, Inc.	2,706,817
		TOTAL	7,636,049
		Independent Energy—0.8%
30,059	[2]	Oasis Petroleum, Inc.	1,028,018
131,990		Parsley Energy, Inc.	1,653,835
41,685	[2]	Whiting Petroleum Corp.	943,748
225,665	[2]	WPX Energy, Inc.	1,606,735
		TOTAL	5,232,336
		Leisure—0.2%
52,155	[2]	Six Flags Entertainment Corp.	1,602,723
		Media Entertainment—1.5%
252,428	[2]	Cumulus Media, Inc.	2,213,794
375,615	[2]	Emerald Holding, Inc.	1,600,120
1,386,298	[2]	Entercom Communication Corp.	3,368,704
156,264	[2]	iHeartMedia, Inc.	1,868,136
10,705		Nexstar Media Group, Inc., Class A	1,126,701
		TOTAL	10,177,455
		Metals & Mining—0.3%
137,820		Teck Resources Ltd.	2,177,556
		Midstream—0.6%
117,641		Suburban Propane Partners LP	1,802,260
69,275		Sunoco LP	1,925,152
		TOTAL	3,727,412
		Packaging—0.3%
163,410	[2]	O-I Glass, Inc.	1,849,801
		Paper—0.6%
134,946		Graphic Packaging Holding Co.	2,067,373
48,874		WestRock Co.	2,062,971
		TOTAL	4,130,344
		Pharmaceuticals—0.2%
82,045	[2]	Bausch Health Cos, Inc.	1,523,576
18,380	[2]	Mallinckrodt PLC	4,503
		TOTAL	1,528,079
		Retailers—0.2%
74,075		Hanesbrands, Inc.	1,051,865
94,129	[2]	Party City Holdco, Inc.	431,111
		TOTAL	1,482,976
		Technology—1.1%
26,550	[2]	Dell Technologies, Inc.	1,832,746
20,010	[2]	Lumentum Holdings, Inc.	1,728,464

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Technology—continued
64,836	[2]	NCR Corp.	$1,794,012
18,670		Science Applications International Corp.	1,727,722
		TOTAL	7,082,944
		Utility - Electric—0.8%
47,530		Enviva Partners LP/Enviva Partners Finance Corp.	2,121,739
49,155		NRG Energy, Inc.	1,609,826
70,080		Vistra Corp.	1,309,095
		TOTAL	5,040,660
		TOTAL COMMON STOCKS (IDENTIFIED COST $68,178,603)	62,884,774
		FLOATING RATE LOANS—0.2%
		Health Care—0.2%
$ 1,410,802	[4]	Envision Healthcare Corp., 1st Lien PIK Term Loan B, 7.000% (3-month USLIBOR 1.000% Floor +6.000%), 10/10/2025	1,047,521
		Independent Energy—0.0%
219,000	[4]	Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (1-month USLIBOR 1.000% Floor +9.000%), 11/1/2025	233,399
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $2,679,068)	1,280,920
		INVESTMENT COMPANIES—3.9%
1,360,095		Bank Loan Core Fund	12,920,901
12,981,513		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.08%[5]	12,986,706
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $26,681,851)	25,907,607
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $663,048,438)	662,005,589
		OTHER ASSETS AND LIABILITIES - NET—0.5%[6]	3,527,860
		TOTAL NET ASSETS—100%	$665,533,449
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended November 30, 2020, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 2/29/2020	$25,178,865	$28,538,660	$53,717,525
Purchases at Cost	$413,384	$143,293,384	$143,706,768
Proceeds from Sales	$(12,000,000)	$(158,849,470)	$(170,849,470)
Change in Unrealized Appreciation/Depreciation	$(28,637)	$(6,523)	$(35,160)
Net Realized Gain/(Loss)	$(642,711)	$10,655	$(632,056)
Value as of 11/30/2020	$12,920,901	$12,986,706	$25,907,607
Shares Held as of 11/30/2020	1,360,095	12,981,513	14,341,608
Dividend Income	$412,588	$11,287	$423,875

1	Issuer in default.
2	Non-income-producing security.
3	Subsequent to November 30, 2020, the issuer filed for Chapter 11 of the U.S. Bankruptcy Code.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2020.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$571,932,288	$—	$571,932,288
Floating Rate Loans	—	1,280,920	—	1,280,920
Equity Securities:
Common Stocks
Domestic	59,179,139	—	—	59,179,139
International	3,705,635	—	—	3,705,635
Investment Companies	25,907,607	—	—	25,907,607
TOTAL SECURITIES	$88,792,381	$573,213,208	$—	$662,005,589

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PIK	—Payment in Kind